Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000069814 [Member]
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Investor Class
Trading Symbol	MXIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$120.00	1.20%

Expenses Paid, Amount	$ 120.00
Expense Ratio, Percent	1.20%
Net Assets	$ 507,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$507M
Total number of portfolio holdings	95
Total advisory fee paid	$2.0M
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	4.96%
Novo Nordisk A/S Class B	3.49%
Nestle SA	2.11%
Keywords Studios PLC	2.04%
MercadoLibre Inc	1.96%
LVMH Moet Hennessy Louis Vuitton SE	1.90%
Daiichi Sankyo Co Ltd	1.89%
Safran SA	1.88%
Puma SE	1.83%
Recruit Holdings Co Ltd	1.76%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	4.96%
Novo Nordisk A/S Class B	3.49%
Nestle SA	2.11%
Keywords Studios PLC	2.04%
MercadoLibre Inc	1.96%
LVMH Moet Hennessy Louis Vuitton SE	1.90%
Daiichi Sankyo Co Ltd	1.89%
Safran SA	1.88%
Puma SE	1.83%
Recruit Holdings Co Ltd	1.76%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000195598 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MXEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$126.00	1.26%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.26%
Net Assets	$ 1,203,000,000
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,203M
Total number of portfolio holdings	359
Total advisory fee paid	$4.5M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.61%
Tencent Holdings Ltd	4.83%
Samsung Electronics Co Ltd	4.83%
Alibaba Group Holding Ltd	1.86%
MediaTek Inc	1.79%
ICICI Bank Ltd	1.33%
Meituan Class B	1.24%
Delta Electronics Inc	1.18%
Kia Corp	1.05%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.98%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.61%
Tencent Holdings Ltd	4.83%
Samsung Electronics Co Ltd	4.83%
Alibaba Group Holding Ltd	1.86%
MediaTek Inc	1.79%
ICICI Bank Ltd	1.33%
Meituan Class B	1.24%
Delta Electronics Inc	1.18%
Kia Corp	1.05%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155763 [Member]
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Institutional Class
Trading Symbol	MXJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$71.00	0.71%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	0.71%
Net Assets	$ 1,211,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,211M
Total number of portfolio holdings	295
Total advisory fee paid	$4.1M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.25%
TotalEnergies SE	2.38%
NatWest Group PLC	1.68%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.66%
Schneider Electric SE	1.61%
Cadence Design Systems Inc	1.49%
Franco-Nevada Corp	1.39%
Roche Holding AG	1.36%
Novartis AG	1.30%
UBS Group AG	1.28%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.25%
TotalEnergies SE	2.38%
NatWest Group PLC	1.68%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.66%
Schneider Electric SE	1.61%
Cadence Design Systems Inc	1.49%
Franco-Nevada Corp	1.39%
Roche Holding AG	1.36%
Novartis AG	1.30%
UBS Group AG	1.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155764 [Member]
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Institutional Class
Trading Symbol	MXHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$85.00	0.85%

Expenses Paid, Amount	$ 85.00
Expense Ratio, Percent	0.85%
Net Assets	$ 507,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$507M
Total number of portfolio holdings	95
Total advisory fee paid	$2.0M
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	4.96%
Novo Nordisk A/S Class B	3.49%
Nestle SA	2.11%
Keywords Studios PLC	2.04%
MercadoLibre Inc	1.96%
LVMH Moet Hennessy Louis Vuitton SE	1.90%
Daiichi Sankyo Co Ltd	1.89%
Safran SA	1.88%
Puma SE	1.83%
Recruit Holdings Co Ltd	1.76%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	4.96%
Novo Nordisk A/S Class B	3.49%
Nestle SA	2.11%
Keywords Studios PLC	2.04%
MercadoLibre Inc	1.96%
LVMH Moet Hennessy Louis Vuitton SE	1.90%
Daiichi Sankyo Co Ltd	1.89%
Safran SA	1.88%
Puma SE	1.83%
Recruit Holdings Co Ltd	1.76%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155807 [Member]
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Institutional Class
Trading Symbol	MXPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$26.00	0.26%

Expenses Paid, Amount	$ 26.00
Expense Ratio, Percent	0.26%
Net Assets	$ 2,125,000,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,125M
Total number of portfolio holdings	798
Total advisory fee paid	$2.1M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novo Nordisk A/S Class B	2.69%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.54%
ASML Holding NV	2.35%
U.S. Treasury Bills 5.29%	2.03%
Nestle SA	1.57%
AstraZeneca PLC	1.39%
Shell PLC	1.32%
Toyota Motor Corp	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
SAP SE	1.21%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S Class B	2.69%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.54%
ASML Holding NV	2.35%
U.S. Treasury Bills 5.29%	2.03%
Nestle SA	1.57%
AstraZeneca PLC	1.39%
Shell PLC	1.32%
Toyota Motor Corp	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
SAP SE	1.21%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000195597 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MXENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$91.00	0.91%

Expenses Paid, Amount	$ 91.00
Expense Ratio, Percent	0.91%
Net Assets	$ 1,203,000,000
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,203M
Total number of portfolio holdings	359
Total advisory fee paid	$4.5M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.61%
Tencent Holdings Ltd	4.83%
Samsung Electronics Co Ltd	4.83%
Alibaba Group Holding Ltd	1.86%
MediaTek Inc	1.79%
ICICI Bank Ltd	1.33%
Meituan Class B	1.24%
Delta Electronics Inc	1.18%
Kia Corp	1.05%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.98%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.61%
Tencent Holdings Ltd	4.83%
Samsung Electronics Co Ltd	4.83%
Alibaba Group Holding Ltd	1.86%
MediaTek Inc	1.79%
ICICI Bank Ltd	1.33%
Meituan Class B	1.24%
Delta Electronics Inc	1.18%
Kia Corp	1.05%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000095750 [Member]
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Investor Class
Trading Symbol	MXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$62.00	0.62%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	0.62%
Net Assets	$ 2,125,000,000
Holdings Count | Holding	798
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,125M
Total number of portfolio holdings	798
Total advisory fee paid	$2.1M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novo Nordisk A/S Class B	2.69%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.54%
ASML Holding NV	2.35%
U.S. Treasury Bills 5.29%	2.03%
Nestle SA	1.57%
AstraZeneca PLC	1.39%
Shell PLC	1.32%
Toyota Motor Corp	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
SAP SE	1.21%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S Class B	2.69%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.54%
ASML Holding NV	2.35%
U.S. Treasury Bills 5.29%	2.03%
Nestle SA	1.57%
AstraZeneca PLC	1.39%
Shell PLC	1.32%
Toyota Motor Corp	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
SAP SE	1.21%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000069813 [Member]
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Investor Class
Trading Symbol	MXIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$107.00	1.07%

Expenses Paid, Amount	$ 107.00
Expense Ratio, Percent	1.07%
Net Assets	$ 1,211,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,211M
Total number of portfolio holdings	295
Total advisory fee paid	$4.1M
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.25%
TotalEnergies SE	2.38%
NatWest Group PLC	1.68%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.66%
Schneider Electric SE	1.61%
Cadence Design Systems Inc	1.49%
Franco-Nevada Corp	1.39%
Roche Holding AG	1.36%
Novartis AG	1.30%
UBS Group AG	1.28%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.25%
TotalEnergies SE	2.38%
NatWest Group PLC	1.68%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.66%
Schneider Electric SE	1.61%
Cadence Design Systems Inc	1.49%
Franco-Nevada Corp	1.39%
Roche Holding AG	1.36%
Novartis AG	1.30%
UBS Group AG	1.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.